UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: September 30,
Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BANK & BROKERAGE ETF

SCHEDULE OF INVESTMENTS
December 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Brazil: 8.1%
30,318	Banco Bradesco S.A. (ADR)	$505,704
60,858	Banco Santander S.A. (ADR)	495,384
36,175	Itau Unibanco Holding S.A. (ADR)	671,408

		1,672,496

Canada: 17.7%
10,211	Bank of Montreal (USD)	559,665
17,391	Bank of Nova Scotia (USD)	866,246
21,792	Royal Bank of Canada (USD)	1,110,520
14,637	Toronto-Dominion Bank (USD)	1,094,994

		3,631,425

Germany: 2.6%
14,291	Deutsche Bank AG (USD)	541,057

India: 0.7%
5,259	ICICI Bank Ltd. (ADR)	138,995

Japan: 4.1%
201,749	Mitsubishi UFJ Financial Group, Inc. (ADR)	845,328

Netherlands: 2.1%
58,784	ING Groep N.V. (ADR) *	421,481

Spain: 8.1%
77,272	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	662,221
134,211	Banco Santander S.A. (ADR)	1,009,267

		1,671,488

Switzerland: 5.3%
17,908	Credit Suisse Group AG (ADR)	420,480
57,070	UBS AG (USD) *	675,138

		1,095,618

United Kingdom: 11.9%
37,587	Barclays Plc (ADR)	413,081
53,489	HSBC Holdings Plc (ADR)	2,037,931

		2,451,012

United States: 39.3%
162,295	Bank of America Corp.	902,360
16,460	Charles Schwab Corp.	185,340
41,540	Citigroup, Inc.	1,092,918
7,530	Goldman Sachs Group, Inc.	680,938
57,852	JPMorgan Chase & Co.	1,923,579
21,298	Morgan Stanley	322,239
30,761	U.S. Bancorp	832,085
78,337	Wells Fargo & Co.	2,158,968

		8,098,427

Total Common Stocks (Cost: $20,106,378)		20,567,327

MONEY MARKET FUND: 0.2% (Cost: $39,289)
39,289	Dreyfus Government Cash Management Fund	39,289

Total Investments: 100.1% (Cost: $20,145,667)		20,606,616
Liabilities in excess of other assets: (0.1)%		(19,294)

NET ASSETS: 100.0%		$20,587,322

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing

BANK & BROKERAGE ETF

SCHEDULE OF INVESTMENTS
December 31, 2011 (unaudited)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Commercial Banking Institution	34.5%	$7,114,404

Diversified Banking Institution	47.8	9,855,049

Finance - Investment Banker / Broker	0.9	185,340

Multi-line Insurance	2.1	421,481

Super - Regional Banks	14.5	2,991,053

Money Market Fund	0.2	39,289

	100.0%	$20,606,616

The summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$20,567,327	$—	$—	$20,567,327

Money Market Fund	39,289	—	—	39,289

Total	$20,606,616	$—	$—	$20,606,616

* See Schedule of Investments for security type and geographic sector breakouts.

BIOTECH ETF

SCHEDULE OF INVESTMENTS
December 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.5%
Netherlands: 3.1%
137,144	Qiagen N.V. (USD) *	$1,893,959

United States: 96.4%
23,978	Acorda Therapeutics, Inc. *	571,636
41,454	Alexion Pharmaceuticals, Inc. *	2,963,961
175,635	Amgen, Inc.	11,277,523
88,210	Amylin Pharmaceuticals, Inc. *	1,003,830
46,091	Biogen Idec, Inc. *	5,072,315
67,613	BioMarin Pharmaceutical, Inc. *	2,324,535
87,895	Celgene Corp. *	5,941,702
30,739	Charles River Laboratories International, Inc. *	840,097
37,317	Cubist Pharmaceuticals, Inc. *	1,478,500
90,002	Dendreon Corp. *	684,015
76,405	Exelixis, Inc. *	361,778
29,132	Gen-Probe, Inc. *	1,722,284
145,151	Gilead Sciences, Inc. *	5,941,030
116,446	Human Genome Sciences, Inc. *	860,536
75,178	Illumina, Inc. *	2,291,425
69,388	Incyte Corp. *	1,041,514
31,544	InterMune, Inc. *	397,454
67,038	Life Technologies Corp. *	2,608,449
51,444	Myriad Genetics, Inc. *	1,077,237
38,420	Onyx Pharmaceuticals, Inc. *	1,688,559
20,772	Pharmasset, Inc. *	2,662,970
43,728	Regeneron Pharmaceuticals, Inc. *	2,423,843
31,342	United Therapeutics Corp. *	1,480,909
87,763	Vertex Pharmaceuticals Inc. *	2,914,609

		59,630,711

Total Common Stocks (Cost: $59,555,292)		61,524,670

MONEY MARKET FUND: 0.3% (Cost: $216,246)
216,246	Dreyfus Government Cash Management Fund	216,246

Total Investments: 99.8% (Cost: $59,771,538)		61,740,916
Other assets less liabilities: 0.2%		107,463

NET ASSETS: 100.0%		$61,848,379

USD	United States Dollar

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value

Diagnostic Equipment	2.8%	$1,722,284

Diagnostic Kits	3.0	1,893,959

Medical - Biomedical / Genetics	83.0	51,232,363

Medical - Drugs	4.3	2,662,970

Therapeutics	6.5	4,013,094

Money Market Fund	0.4	216,246

	100.0%	$61,740,916

BIOTECH ETF

SCHEDULE OF INVESTMENTS
December 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$61,524,670	$—	$—	$61,524,670

Money Market Fund	216,246	—	—	216,246

Total	$61,740,916	$—	$—	$61,740,916

* See Schedule of Investments for security type and geographic sector breakouts.

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS
December 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 4.4%
222,177	Valeant Pharmaceuticals International, Inc. (USD) *	$10,373,444

Denmark: 4.4%
90,196	Novo-Nordisk A/S (ADR)	10,395,991

France: 5.0%
324,250	Sanofi S.A. (ADR)	11,848,095

Ireland: 8.3%
463,331	Elan Corp. Plc (ADR) *	6,366,168
102,154	Shire Plc (ADR)	10,613,801
190,290	Warner Chilcott Plc (USD) *	2,879,088

		19,859,057

Israel: 4.4%
259,791	Teva Pharmaceutical Industries Ltd. (ADR)	10,485,165

Switzerland: 5.7%
236,063	Novartis A.G. (ADR)	13,495,722

United Kingdom: 9.8%
252,660	AstraZeneca Plc (ADR)	11,695,631
255,794	GlaxoSmithKline Plc (ADR)	11,671,880

		23,367,511

United States: 58.0%
211,028	Abbott Laboratories	11,866,104
123,480	Allergan, Inc.	10,834,135
344,266	Bristol-Myers Squibb Co.	12,131,934
263,483	Eli Lilly & Co.	10,950,354
111,944	Endo Pharmaceuticals Holdings, Inc. *	3,865,426
260,961	Forest Laboratories, Inc. *	7,896,680
158,302	Hospira, Inc. *	4,807,632
270,805	Johnson & Johnson	17,759,392
58,409	Medicis Pharmaceutical Corp.	1,942,099
324,376	Merck & Co., Inc.	12,228,975
405,187	Mylan, Inc. *	8,695,313
82,626	Perrigo Co.	8,039,510
771,026	Pfizer, Inc.	16,685,003
53,797	Salix Pharmaceuticals Ltd. *	2,574,186
126,219	Watson Pharmaceuticals, Inc. *	7,616,054

		137,892,797

Total Common Stocks (Cost: $235,111,942)		237,717,782

MONEY MARKET FUND: 0.2% (Cost: $479,230)
479,230	Dreyfus Government Cash Management Fund	479,230

Total Investments: 100.2% (Cost: $235,591,172)		238,197,012
Liabilities in excess of other assets: (0.2)%		(514,351)

NET ASSETS: 100.0%		$237,682,661

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value

Medical - Drugs	82.0%	$195,195,020

Medical - Generic Drugs	14.6	34,836,042

Medical Products	2.0	4,807,632

Therapeutics	1.2	2,879,088

Money Market Fund	0.2	479,230

	100.0%	$238,197,012

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS
December 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$237,717,782	$—	$—	$237,717,782

Money Market Fund	479,230	—	—	479,230

Total	$238,197,012	$—	$—	$238,197,012

* See Schedule of Investments for security type and geographic sector breakouts.

RETAIL ETF

SCHEDULE OF INVESTMENTS
December 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
United States: 99.9%
45,491	Amazon.Com, Inc. *	$7,874,492
84,323	AmerisourceBergen Corp.	3,135,973
75,168	Bed Bath & Beyond, Inc. *	4,357,489
93,000	Best Buy Co., Inc.	2,173,410
104,989	Cardinal Health, Inc.	4,263,603
68,832	Costco Wholesale Corp.	5,735,082
168,468	CVS Caremark Corp.	6,870,125
193,995	Home Depot, Inc.	8,155,550
41,781	JC Penney Co., Inc.	1,468,602
76,901	Kohl’s Corp.	3,795,064
176,841	Kroger Co.	4,283,089
238,936	Lowe’s Cos., Inc.	6,064,196
76,053	Ltd Brands, Inc.	3,068,739
132,790	MACY’S, Inc.	4,273,182
67,079	McKesson Corp.	5,226,125
15,846	Netflix, Inc. *	1,097,969
107,730	Safeway, Inc.	2,266,639
218,281	Staples, Inc.	3,031,923
184,272	Sysco Corp.	5,404,698
111,115	Target Corp.	5,691,310
104,695	The Gap, Inc.	1,942,092
85,947	TJX Cos, Inc.	5,547,879
174,473	Walgreen Co.	5,768,078
220,199	Wal-Mart Stores, Inc.	13,159,092
49,028	Whole Foods Market, Inc.	3,411,368

Total Common Stocks
(Cost: $118,485,977)		118,065,769

MONEY MARKET FUND: 0.1%
(Cost: $65,427)
65,427	Dreyfus Government Cash Management Fund	65,427

Total Investments: 100.0%
(Cost: $118,551,404)		118,131,196
Other assets less liabilities: 0.0%		21,977

NET ASSETS: 100.0%		$118,153,173

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value

E-Commerce / Products	7.6%	$8,972,461

Food - Retail	8.4	9,961,096

Food - Wholesale / Distribution	4.6	5,404,698

Medical - Wholesale Drug Distributors	10.7	12,625,701

Retail - Apparel / Shoes	4.3	5,010,831

Retail - Bedding	3.7	4,357,489

Retail - Building Products	12.0	14,219,746

Retail - Consumer Electronics	1.8	2,173,410

Retail - Discount	20.8	24,585,484

Retail - Drug Store	10.7	12,638,203

Retail - Major Department Store	5.9	7,016,481

Retail - Office Supplies	2.6	3,031,923

Retail - Regional Department Store	6.8	8,068,246

Money Market Fund	0.1	65,427

	100.0%	$118,131,196

RETAIL ETF

SCHEDULE OF INVESTMENTS
December 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$118,065,769	$—	$—	$118,065,769

Money Market Fund	65,427	—	—	65,427

Total	$118,131,196	$—	$—	$118,131,196

* See Schedule of Investments for security type and geographic sector breakouts.

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS
December 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Bermuda: 2.9%
735,221	Marvell Technology Group Ltd. (USD) *	$10,182,811

Netherlands: 5.5%
472,694	ASML Holding N.V. (USD)	19,753,882

Singapore: 2.3%
289,603	Avago Technologies Ltd. (USD)	8,357,943

Taiwan: 13.9%
3,831,221	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	49,461,063

United Kingdom: 4.8%
618,882	ARM Holdings Plc (ADR)	17,124,465

United States: 70.5%
841,463	Advanced Micro Devices, Inc. *	4,543,900
469,486	Altera Corp.	17,417,931
425,200	Analog Devices, Inc.	15,213,656
1,588,648	Applied Materials, Inc.	17,014,420
647,608	Atmel Corp. *	5,245,625
644,331	Broadcom Corp. *	18,917,558
165,978	Cree, Inc. *	3,658,155
3,095,581	Intel Corp.	75,067,839
241,995	Kla-Tencor Corp.	11,676,259
177,571	Lam Research Corp. *	6,573,678
326,943	Linear Technology Corp.	9,818,098
422,917	Maxim Integrated Products	11,012,759
267,895	Microchip Technology, Inc.	9,812,994
1,411,142	Micron Technology, Inc. *	8,876,083
831,068	Nvidia Corp. *	11,518,602
636,619	ON Semiconductor Corp. *	4,914,699
267,230	Skyworks Solutions, Inc. *	4,334,471
269,800	Teradyne, Inc. *	3,677,374
938,504	Texas Instruments, Inc.	—
384,223	Xilinx, Inc.	12,318,189

		251,612,290

Total Common Stocks
(Cost: $377,957,356)		356,492,454

MONEY MARKET FUND: 0.1%
(Cost: $218,870)
218,870	Dreyfus Government Cash Management Fund	218,870

Total Investments: 100.0%
(Cost: $378,176,226)		356,711,324
Liabilities in excess of other assets: (0.0)%		(42,583)

NET ASSETS: 100.0%		$356,668,741

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value

Electronic Component - Semiconductors	55.2%	$196,862,829

Semiconductor Component - Integrated Circuits	28.3	100,934,012

Semiconductor Equipment	16.4	58,695,613

Money Market Fund	0.1	218,870

	100.0%	$356,711,324

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS
December 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of December 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$356,492,454	$—	$—	$356,492,454

Money Market Fund	218,870	—	—	218,870

Total	$356,711,324	$—	$—	$356,711,324

* See Schedule of Investments for security type and geographic sector breakouts.

Market Vectors ETF Trust
Note to Schedules of Investments
December 31, 2011 (unaudited)

Security Valuation - The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments, as well as a table that reconciles the valuation of the Fund’s Level 3 investments, if applicable, is located in the Schedule of Investments.

Income Taxes – As of December 31, 2011, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Bank & Brokerage ETF	$20,145,667	$478,733	$(17,784)	$460,949
Biotech ETF	59,771,538	2,112,006	(142,628)	1,969,378
Pharmaceuticals ETF	230,348,014	8,797,095	(948,097)	7,848,998
Retail ETF	118,331,927	543,301	(744,032)	(200,731)
Semiconductor ETF	378,176,226	6,206,936	(27,671,838)	(21,464,902)

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By /s/ Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: February 27, 2012

By /s/ Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: February 27, 2012